VESSELS UNDER FINANCE LEASE, NET	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
VESSELS UNDER FINANCE LEASE, NET	VESSELS UNDER FINANCE LEASE, NET
Movements in the six months ended June 30, 2023 are summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Vessels under Finance Lease, net
Balance as of December 31, 2022	777,939	(163,176)	614,763
Depreciation	—	(20,485)	(20,485)
Balance as of June 30, 2023	777,939	(183,661)	594,278

As of June 30, 2023, seven vessels were accounted for as vessels under finance lease, which consist of four 14,000 TEU container vessels and three 10,600 TEU container vessels. The seven vessels are leased back for an original term ranging from six to 11 years and the Company has options to purchase each vessel after six years. (See also Note 16: Finance Lease Liability).